Income and expenses - Impairment Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment losses
Impairment charge related to goodwill		$ 174,008
Impairment of intangible assets		211	$ 16,073
Impairment of property, plant and equipment	$ 71,929	1,224	42,846
Impairment of property, plant and equipment	71,929
Impairment of non-current financial assets		456
Impairment of other	1,415
Impairment losses	73,344	175,899	58,919	[1]
Net (loss) gain due to changes in the value of assets
(Increase) decrease in fair value of biological assets		530	7,615
Other loss / (profit)	(158)	1,044	8
Net gains/losses due to changes in the value of assets	(158)	1,574	7,623	[1]
(Loss) gain on disposal of non-current assets
Gain on disposal of intangible assets	(1,692)
Gain on disposal of property, plant and equipment	(473)	(353)	(2,950)
Loss on disposal of Property, plant and equipment	873	1,761	162
Gain on disposal of other non-current assets		(6)	(29)
Loss (gain) on disposal of subsidiary		821	(11,747)
Total	$ (1,292)	$ 2,223	$ (14,564)	[1]

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).